Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET

13.	OTHER INTANGIBLE ASSETS, NET
Other intangible assets are classified into the following categories:

•	Client Relationships

•	Management Contracts

•	Other, including:

•	non-compete agreements

•	trade names

•	contract based, technology and other
The major classes of amortizable intangible assets are as follows:

	December 31, 2014			December 31, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Client relationships	$689	$(316)	$373	$671	$(326)	$345
Management contracts	71	(1)	70	—	—	—
Other	11	(4)	7	14	(6)	8
Total amortizable intangible assets	$771	$(321)	$450	$685	$(332)	$353

The aggregate amortization of intangible assets for the year ended December 31, 2014 was $54 million (2013: $55 million; 2012: $59 million). The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 is as follows:

(millions)
2015	$57
2016	51
2017	46
2018	41
2019	37
Thereafter	218
Total	$450